Prepaid Expenses and Other Current Assets (Details Textual)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Prepaid expenses | $	$ 3,564,705		$ 5,940,447
Suppliers [Member]
Prepaid expenses | $	2,800,000
Raw material | $	$ 72,000
RMB [Member]
Prepaid expenses | ¥		¥ 600,000		¥ 40,000,000
RMB [Member] | Suppliers [Member]
Prepaid expenses | ¥		19,700,000
Raw material | ¥		¥ 5,000,000